TAXATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes
Current income tax (expense)/benefit	$ (339)	$ 388	$ (908)
Deferred income tax benefit	129	473	158
Income tax (expense)/benefit	(210)	861	(750)
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	(3,850)	(24,261)	(4,277)
China
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	(936)	(24,005)	5,356
Non-China
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	(2,914)	(256)	(9,633)
U.S.
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	30	45	33
Hong Kong
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	(513)	2,259	(4,458)
Cayman
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	$ (2,431)	$ (2,560)	$ (5,208)